Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total		Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total Teledyne Technologies Incorporated Stockholders’ Equity	Noncontrolling Interest
Beginning balance at Dec. 30, 2012	$ 1,203.4		$ 0.4	$ 297.8	$ 0.0	$ 1,123.0	$ (273.4)	$ 1,147.8	$ 55.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	184.5					185.0		185.0	(0.5)
Other comprehensive loss, net of tax	107.9	[1]					107.9	107.9
Purchase of noncontrolling interest	(4.6)								(4.6)
Foreign currency translation adjustment - noncontrolling interest	(3.5)								(3.5)
Stock option compensation expense	10.7			10.7				10.7
Exercise of stock options and other, net	20.3			20.3				20.3
Ending balance at Dec. 29, 2013	1,518.7		0.4	328.8	0.0	1,308.0	(165.5)	1,471.7	47.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	215.6					217.7		217.7	(2.1)
Other comprehensive loss, net of tax	(157.7)	[1]					(157.7)	(157.7)
Foreign currency translation adjustment - noncontrolling interest	(3.7)								(3.7)
Treasury stock purchases	(122.1)			(20.0)	(102.1)			(122.1)
Stock option compensation expense	14.0			14.0				14.0
Exercise of stock options and other, net	3.7			3.7				3.7
Ending balance at Dec. 28, 2014	1,468.5		0.4	326.5	(102.1)	1,525.7	(323.2)	1,427.3	41.2
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	195.5					195.8		195.8	(0.3)
Other comprehensive loss, net of tax	(90.0)	[1]					(90.0)	(90.0)
Purchase of noncontrolling interest	(22.0)			17.6				17.6	(39.6)
Foreign currency translation adjustment - noncontrolling interest	(1.3)								(1.3)
Treasury stock purchases	(243.8)			(36.0)	(207.8)			(243.8)
Stock option compensation expense	12.2			12.2				12.2
Exercise of stock options and other, net	25.0			25.0				25.0
Ending balance at Jan. 03, 2016	$ 1,344.1		$ 0.4	$ 345.3	$ (309.9)	$ 1,721.5	$ (413.2)	$ 1,344.1	$ 0.0

[1]	Net of income tax benefit of $3.5 million in 2015, income tax expense of $22.6 million for 2014 and income tax benefit of $81.1 million for 2013.